Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes And Deferred Taxes [Abstract]
Disclosure of Expiry of Tax Loss Carryforwards
The following table shows the expiry of tax loss carry forwards for the Company, for which no deferred tax asset was recognized:

in CHF thousands	2022	2021
2023	—	(15,976)
2024	—	(21,766)
2025	—	(23,767)
2026	—	(33,446)
2027	(29,566)	(58,631)
2028	(58,632)	(58,632)
Thereafter	—	—
Total tax loss carry forwards as at December 31	(88,198)	(212,218)